Schedule of investments

Delaware Smid Cap Growth Fund June 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.93% ✧
Communication Services - 6.94%
Bandwidth Class A †	272,760	$34,640,520
Live Nation Entertainment †	6,235	276,398
Match Group †	1,122,636	120,178,184
Take-Two Interactive Software †	239,080	33,368,396
		188,463,498
Consumer Discretionary - 20.40%
Bright Horizons Family Solutions †	207,845	24,359,434
Chewy Class A †	526,855	23,545,150
Chipotle Mexican Grill †	62,930	66,225,015
DraftKings Class A †	1,266,530	42,124,788
LGI Homes †	1,023,823	90,127,139
Lululemon Athletica †	1,535	478,935
Planet Fitness Class A †	480,605	29,110,245
Pool	176,573	48,004,901
Thor Industries	195,660	20,843,660
TopBuild †	732,773	83,367,584
YETI Holdings †	2,950,344	126,068,199
		554,255,050
Consumer Staples - 5.25%
Boston Beer Class A †	178,296	95,682,548
Performance Food Group †	693,905	20,220,392
Simply Good Foods †	1,438,705	26,731,139
		142,634,079
Financials - 0.05%
eHealth †	13,497	1,325,945
		1,325,945
Healthcare - 27.37%
Exact Sciences †	1,138,283	98,962,324
Invitae †	3,803,357	115,203,683
iRhythm Technologies †	814,470	94,388,928
Neurocrine Biosciences †	666,010	81,253,220
Novocure †	880,393	52,207,305
Pacira BioSciences †	1,891,475	99,245,693
Progyny †	3,345,941	86,358,737
Quanterix †	1,302,095	35,664,382
Sarepta Therapeutics †	497,240	79,727,462
Teladoc Health †	2,934	559,925
		743,571,659
Industrials - 7.72%
SiteOne Landscape Supply †	938,329	106,941,356
Trex †	790,214	102,783,135
		209,724,491

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Schedule of investments

Delaware Smid Cap Growth Fund (Unaudited)

		Number of shares	Value (US $)
	Common Stock ✧ (continued)
	Technology - 32.20%
	Avalara †	582,700	$77,551,543
	Coupa Software †	192,150	53,233,236
	EPAM Systems †	259,558	65,411,212
	Everbridge †	463,666	64,152,828
	Lattice Semiconductor †	913,970	25,947,608
	Marvell Technology Group	2,783,249	97,580,710
	Monolithic Power Systems	177,465	42,059,205
	Okta †	339,589	67,995,905
	RingCentral Class A †	369,657	105,355,942
	Splunk †	245,984	48,877,021
	Square Class A †	1,053,285	110,531,728
	Trade Desk Class A †	285,107	115,895,995
			874,592,933
	Total Common Stock (cost $1,804,825,229)		2,714,567,655
	Total Value of Securities – 99.93%
	(cost $1,804,825,229)		2,714,567,655
	Receivables and Other Assets Net of Liabilities – 0.07%		1,821,571
	Net Assets Applicable to 76,967,526 Shares Outstanding – 100.00%		$2,716,389,226

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are
	used for financial reporting.
†	Non-income producing security.

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